CONVERTIBLE PREFERRED SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 Series A convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series A convertible preferred shares [Member]	Nov. 14, 2010 Series A convertible preferred shares [Member]	Dec. 31, 2012 Series B convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series B convertible preferred shares [Member]	Nov. 14, 2010 Series B convertible preferred shares [Member]	Jun. 30, 2010 Series C convertible preferred shares [Member] USD ($)	Jun. 30, 2010 Series C convertible preferred shares [Member] CNY	Dec. 31, 2012 Series C convertible preferred shares [Member] USD ($)	Dec. 31, 2011 Series C convertible preferred shares [Member] CNY	Dec. 31, 2007 Series C convertible preferred shares [Member] USD ($)	Dec. 31, 2006 Series C convertible preferred shares [Member] USD ($)	Nov. 15, 2010 Series C convertible preferred shares [Member]	Nov. 14, 2010 Series C convertible preferred shares [Member]
Class of Stock [Line Items]
Dividends per annum	$ 0.0112			$ 0.0172			$ 0.0438		$ 0.0534
Preferred stock liquidation preference	$ 0.140			$ 0.017					$ 0.668
Convertible preferred stock conversion rate per share	$ 0.140			$ 0.215					$ 0.668
Conversion price for convertible preferred shares	$ 0.122							0.668			$ 0.548	$ 0.668
Preferred stock, shares issued		44,285,710	4,428,571		43,995,740	4,399,574	8,849,330	8,849,330					49,268,500	4,926,850
Consideration per share							$ 0.0001
Increase of fair value of the Series C Convertible Preferred Shares										1,779